Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total related party operating revenues	$ 19	$ 216	$ 189	$ 305
Total related party operating expenses	(3)	0	(70)	(12)
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	12	174	98	135
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	3	12	65	148
Leasing revenues
Related Party Transaction [Line Items]
Total related party operating revenues	4	24	26	19
Other
Related Party Transaction [Line Items]
Total related party operating revenues	0	6	0	3
Related party expenses, leasing arrangements | West Bollsta
Related Party Transaction [Line Items]
Total related party operating expenses	0	0	(57)	(10)
Related party expenses, leasing arrangements | West Hercules lease liability
Related Party Transaction [Line Items]
Total related party operating expenses	(3)	0	(10)	0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	$ 0	$ 0	$ (3)	$ (2)